Bank Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-Term Bank Loan [Abstract]
Interest expense	$ 191,198	$ 180,744	$ 137,160